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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2006 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     MID CAP
                                     GROWTH
                                      FUND

                                      PITHX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     9/30/07

                               [LOGO]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          21

Notes to Financial Statements                                                 29

Report of Independent Registered Public Accounting Firm                       37

Trustees, Officers and Service Providers                                      38

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter

emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September 2007, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

Mid cap growth stocks scored solid gains over the Fund's recently completed fiscal year ended September 30, 2007 as equity markets overcame bouts of severe volatility. In the pages that follow, co-managers Andrew Acheson and Timothy Mulrenan describe the market background and the factors that affected performance during Pioneer Mid Cap Growth Fund's latest fiscal year.

Q: Please describe market conditions over the past 12 months ended September 30, 2007.

A: U.S. equity markets fought through significant headwinds this year to record respectable gains. Markets grew volatile early in 2007 amid the first signs of trouble in the subprime mortgage arena. Stocks then moved higher until more widespread credit concerns triggered a sharp mid-summer decline. The Federal Reserve Board's half-percentage point rate cut in September shored up investor confidence, allowing stocks to resume their climb, with major indices closing out the period at or near record levels. The strength of the market's rebound traces back to corporate earnings, which exceeded consensus expectations for each quarter of the 12-month period ended September 30, 2007.

Q:  How did the Fund perform in that environment?

A: Pioneer Mid Cap Growth Fund's Class A shares had a total return of 20.54%, at net asset value, for the 12 months ended September 30, 2007. The Russell Mid Cap Growth Index, the Fund's benchmark, had a return of 21.22% for the same period. During the period the average return of the 617 funds in Lipper's Mid Cap Growth category was 25.56%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Q: Which of your investment strategies most affected the Fund's results during the 12-month period ended September 30, 2007?

A: Our commitments to materials, energy and industrial companies were key drivers of the period's strong returns. The Fund and its benchmark had roughly equal weightings in these sectors. Within those sectors, the Fund's selections outperformed the benchmark's holdings. Nevertheless, Fund performance lagged the benchmark overall. Laggards included some financial and consumer stocks, although our consumer holdings did well overall. Our more conservative approach to growth investing may account for the Fund's underperformance within its Lipper peer group.

Q: Which stocks contributed favorably over the 12-month period ended September 30, 2007?

A: Freeport McMoRan, a major copper miner, continued to report good earnings thanks to surging demand from China and India. The Fund also benefited when Freeport acquired competitor Phelps Dodge on favorable terms to shareholders. We took profits in Terex, the world's third-largest heavy-equipment maker. High prices for minerals have intensified mining activity, producing brisk demand for earth-moving and related machinery at a time of short supply. In energy, Weatherford International, which provides advanced services to oil companies, benefited from increased drilling activity, especially outside the United States. Refiner Tesoro Petroleum moved higher as margins widened, although shares later slid back. New product introductions aided results at Juniper Networks, which makes routers and other network components for delivering enhanced media content over the Internet. We took some profits in Hansen Natural, whose fruit juices and energy drinks are well-positioned as consumers move away from carbonated beverages.

Q: What were some of the disappointments during the 12-month period ended September 30, 2007?

A: Results were unsatisfactory in the troubled financial services sector despite our underweight position compared to the benchmark. Concerns about its mortgage portfolio pressured shares of on-line broker, E-Trade, while difficulties stemming from a recent merger undercut Legg Mason's stock. In technology, we were premature in our commitment to Network Appliance, makers of network-linked

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                             (continued)
--------------------------------------------------------------------------------

    storage platforms. Although earnings slipped during this period, we anticipate a profit rebound and are maintaining the Fund's position. We sold Marvell Technology because of weak demand for hard drives that employ its controller chips. Marvell's results have failed to justify its high valuation. We also eliminated Constellation Brands, a wine distributor, which is feeling competitive pressure from lower-priced Australian wines.

Q: What is your outlook for the economy and for mid-cap stocks in the months ahead?

A: We believe economic growth will slow coming into the new year, in part because consumers are likely to rein in spending in the face of steep energy prices and higher mortgage payments as millions of adjustable rate mortgages are reset. For that reason, we are uncomfortable with most consumer stocks at this point. The broader U.S. economy has absorbed high oil prices without noticeable impact. Corporate cash flows are robust and equity valuations still appear reasonable despite the price gains of recent years.

    We are finding opportunities in selected areas such as technology, where the Fund is currently overweight compared to the benchmark. We are also overweight in health care and less so in materials stocks. In financials, we continue to emphasize capital markets and asset-management companies, while steering away from banks, thrifts and consumer finance firms, which are more vulnerable to possible disruptions in the credit markets.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         81.3%
Temporary Cash Investments                                                 13.6%
Depositary Receipts for International Stocks                                5.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     24.1%
Health Care                                                                15.5%
Consumer Discretionary                                                     13.5%
Industrials                                                                13.4%
Energy                                                                     10.4%
Financials                                                                  9.7%
Consumer Staples                                                            8.3%
Materials                                                                   5.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  TJX Companies, Inc.                                                  3.15%
  2.  Loews Corp Carolina Group                                            3.12
  3.  Abercrombie & Fitch Co.                                              2.97
  4.  Teva Pharmaceutical Industries, Ltd.                                 2.90
  5.  F5 Networks, Inc.                                                    2.61
  6.  Parker Hannifin Corp.                                                2.59
  7.  Juniper Networks, Inc.                                               2.57
  8.  Autodesk, Inc.                                                       2.35
  9.  Freeport-McMoRan Copper & Gold, Inc. (Class B)                       2.34
 10.  L-3 Communications Holdings, Inc.                                    2.31

 * This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     9/30/07      9/30/06
 -----     -------      -------
   A       $17.35       $15.38
   B       $14.35       $13.04
   C       $14.97       $13.54
   Y       $17.54       $15.48


Distributions Per Share
--------------------------------------------------------------------------------

                     10/1/06 - 9/30/07
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $  -         $0.6045          $0.4598
   B       $  -         $0.6045          $0.4598
   C       $  -         $0.6045          $0.4598
   Y       $  -         $0.6045          $0.4598


Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                       Net Asset   Public Offering
Period                                Value (NAV)   Price (POP)
 10 Years                                 4.04%         3.43%
 5 Years                                 14.79         13.44
 1 Year                                  20.54         13.59
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                          Gross         Net

                                          0.91%         0.91%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Mid Cap       Russell Midcap
                 Growth Fund          Growth Index
9/97               $ 9,425               $10,000
                   $ 7,935               $ 9,063
9/99               $ 9,438               $12,434
                   $14,151               $19,940
9/01               $ 8,454               $ 9,618
                   $ 7,027               $ 8,127
9/03               $ 9,233               $11,288
                   $ 9,968               $12,831
9/05               $11,170               $15,843
                   $11,621               $16,958
9/07               $14,007               $20,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                          If           If
Period                                   Held       Redeemed
10 Years                                  2.76%        2.76%
5 Years                                  13.36        13.36
1 Year                                   19.07        15.07
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                          Gross        Net
                                          2.26%        2.26%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Mid Cap       Russell Midcap
                 Growth Fund          Growth Index
9/97               $10,000               $10,000
                   $ 8,325               $ 9,063
9/99               $ 9,791               $12,434
                   $14,540               $19,940
9/01               $ 8,567               $ 9,618
                   $ 7,013               $ 8,127
9/03               $ 9,102               $11,288
                   $ 9,709               $12,831
9/05               $10,737               $15,843
                   $11,023               $16,958
9/07               $13,125               $20,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                          If           If
Period                                   Held       Redeemed
10 Years                                  2.83%       2.83%
5 Years                                  13.44       13.44
1 Year                                   19.26       19.26
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                          Gross        Net

                                          2.08%        2.08%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Mid Cap       Russell Midcap
                 Growth Fund          Growth Index
9/97               $10,000               $10,000
                   $ 8,333               $ 9,063
9/99               $ 9,831               $12,434
                   $14,610               $19,940
9/01               $ 8,610               $ 9,618
                   $ 7,039               $ 8,127
9/03               $ 9,113               $11,288
                   $ 9,733               $12,831
9/05               $10,778               $15,843
                   $11,087               $16,958
9/07               $13,222               $20,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)
                                          If           If
Period                                   Held       Redeemed
10 Years                                  4.15%       4.15%
5 Years                                  15.03       15.03
1 Year                                   21.01       21.01
-------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                          Gross       Net

                                          0.51%       0.51%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer Mid Cap       Russell Midcap
                 Growth Fund          Growth Index
9/97               $10,000               $10,000
                   $ 8,420               $ 9,063
9/99               $10,015               $12,434
                   $15,016               $19,940
9/01               $ 8,971               $ 9,618
                   $ 7,456               $ 8,127
9/03               $ 9,797               $11,288
                   $10,578               $12,831
9/05               $11,876               $15,843
                   $12,410               $16,958
9/07               $15,017               $20,557

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A share. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since the fees for Class A shares are generally higher than those of Class Y shares, the performances shown for Class Y Shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All result in historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from April 1, 2007 through September 30, 2007.


Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 4/1/07

 Ending Account Value             $1,097.41      $1,081.28      $1,091.92      $1,099.69
 On 9/30/07

 Expenses Paid During Period*     $    4.63      $   11.11      $   10.33      $    2.58

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 2.12%, 1.97% and 0.49% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from April 1, 2007 through September 30, 2007.

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 4/1/07

 Ending Account Value             $1,020.66      $1,014.44      $1,015.19      $1,022.61
 On 9/30/07

 Expenses Paid During Period*     $    4.46      $   10.71      $    9.95      $    2.48

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 2.12%, 1.97% and 0.49% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07
--------------------------------------------------------------------------------

     Shares                                                               Value
                COMMON STOCKS - 99.1%
                Energy - 10.3%
                Oil & Gas Drilling - 1.4%
    237,000     Helmerich & Payne, Inc.                            $  7,780,710
                                                                   ------------
                Oil & Gas Equipment & Services - 2.2%
    174,600     Weatherford International, Inc.*                   $ 11,729,628
                                                                   ------------
                Oil & Gas Exploration & Production - 5.6%
     95,900     Devon Energy Corp.                                 $  7,978,880
    167,800     Noble Affiliates, Inc.                               11,752,712
    203,200     Southwestern Energy Co.*                              8,503,920
    124,700     Veneco, Inc.*                                         2,138,605
                                                                   ------------
                                                                   $ 30,374,117
                                                                   ------------
                Oil & Gas Refining & Marketing - 1.1%
    125,000     Tesoro Petroleum Corp.                             $  5,752,500
                                                                   ------------
                Total Energy                                       $ 55,636,955
                                                                   ------------
                Materials - 5.0%
                Diversified Metals & Mining - 3.7%
     75,000     First Quantum Minerals, Ltd.                       $  7,359,231
    119,525     Freeport-McMoRan Copper & Gold, Inc. (Class B)       12,536,977
                                                                   ------------
                                                                   $ 19,896,208
                                                                   ------------
                Industrial Gases - 1.3%
     73,000     Air Products & Chemicals, Inc.                     $  7,136,480
                                                                   ------------
                Total Materials                                    $ 27,032,688
                                                                   ------------
                Capital Goods - 12.2%
                Aerospace & Defense - 2.3%
    121,200     L-3 Communications Holdings, Inc.                  $ 12,379,368
                                                                   ------------
                Construction & Farm Machinery & Heavy Trucks - 1.4%
    340,000     Force Protection, Inc.*(b)                         $  7,364,400
                                                                   ------------
                Electrical Component & Equipment - 1.2%
    115,200     Thomas & Betts Corp.*                              $  6,755,328
                                                                   ------------
                Industrial Conglomerates - 1.5%
    130,700     Textron, Inc.*                                     $  8,130,847
                                                                   ------------


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                     Value
                Industrial Machinery - 5.8%
    126,900     Dover Corp.                              $  6,465,555
    158,200     ITT Corp.                                  10,746,526
    124,100     Parker Hannifin Corp.                      13,878,103
                                                         ------------
                                                         $ 31,090,184
                                                         ------------
                Total Capital Goods                      $ 65,720,127
                                                         ------------
                Commercial Services & Supplies - 1.1%
                Diversified Commercial Services - 1.1%
     60,000     The Dun & Bradstreet Corp.               $  5,916,600
                                                         ------------
                Total Commercial Services & Supplies     $  5,916,600
                                                         ------------
                Consumer Services - 3.6%
                Casinos & Gaming - 1.8%
    223,000     International Game Technology            $  9,611,300
                                                         ------------
                Restaurants - 1.8%
    284,400     Yum! Brands, Inc.                        $  9,621,252
                                                         ------------
                Total Consumer Services                  $ 19,232,552
                                                         ------------
                Media - 3.8%
                Advertising - 0.8%
     91,600     Omnicom Group                            $  4,405,044
                                                         ------------
                Broadcasting & Cable TV - 1.5%
     66,500     Liberty Media Holding Corp.*             $  8,301,195
                                                         ------------
                Publishing - 1.5%
    138,100     Meredith Corp.                           $  7,913,130
                                                         ------------
                Total Media                              $ 20,619,369
                                                         ------------
                Retailing - 6.1%
                Apparel Retail - 6.1%
    197,000     Abercrombie & Fitch Co.                  $ 15,897,900
    579,200     TJX Companies, Inc.                        16,837,344
                                                         ------------
                                                         $ 32,735,244
                                                         ------------
                Total Retailing                          $ 32,735,244
                                                         ------------
                Food & Drug Retailing - 2.7%
                Food Retail - 0.9%
    258,501     Winn-Dixie Stores, Inc.*                 $  4,839,139
                                                         ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
                Hypermarkets & Supercenters - 1.8%
  297,600       BJ'S Wholesale Club, Inc.*(b)                       $  9,868,416
                                                                    ------------
                Total Food & Drug Retailing                         $ 14,707,555
                                                                    ------------
                Food, Beverage & Tobacco - 5.5%
                Soft Drinks - 2.4%
  170,100       Fomento Economico Mexicano SA de C.V.               $  6,361,740
  116,200       Hansen Natural Corp.*(b)                               6,586,216
                                                                    ------------
                                                                    $ 12,947,956
                                                                    ------------
                Tobacco - 3.1%
  202,800       Loews Corp Carolina Group                           $ 16,676,244
                                                                    ------------
                Total Food, Beverage & Tobacco                      $ 29,624,200
                                                                    ------------
                Health Care Equipment & Services - 6.1%
                Health Care Equipment - 2.4%
  107,200       Edwards Lifesciences Group*                         $  5,286,032
  380,000       Thoratec Corp.*                                        7,862,200
                                                                    ------------
                                                                    $ 13,148,232
                                                                    ------------
                Health Care Services - 1.3%
  122,000       Quest Diagnostics, Inc.                             $  7,047,940
                                                                    ------------
                Health Care Technology - 1.1%
  202,700       IMS Health, Inc.                                    $  6,210,728
                                                                    ------------
                Managed Health Care - 1.3%
  109,300       Coventry Health Care, Inc.*                         $  6,799,553
                                                                    ------------
                Total Health Care Equipment & Services              $ 33,206,453
                                                                    ------------
                Pharmaceuticals & Biotechnology - 9.2%
                Biotechnology - 3.2%
  389,300       Cubist Pharmaceuticals, Inc.*                       $  8,225,909
  242,300       Vertex Pharmaceuticals, Inc.*                          9,306,743
                                                                    ------------
                                                                    $ 17,532,652
                                                                    ------------
                Life Sciences Tools & Services - 3.1%
  149,400       Charles River Laboratories International, Inc.*     $  8,388,810
  140,000       Thermo Fisher Scientific, Inc.*                        8,080,800
                                                                    ------------
                                                                    $ 16,469,610
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                         Value
                Pharmaceuticals - 2.9%
    349,521     Teva Pharmaceutical Industries, Ltd. (b)     $ 15,543,199
                                                             ------------
                Total Pharmaceuticals & Biotechnology        $ 49,545,461
                                                             ------------
                Diversified Financials - 8.8%
                Asset Management & Custody Banks - 4.8%
     50,600     Affiliated Managers Group, Inc.*(b)          $  6,452,006
    197,400     Federated Investors, Inc.                       7,836,780
    134,000     Legg Mason, Inc.                               11,294,860
                                                             ------------
                                                             $ 25,583,646
                                                             ------------
                Investment Banking & Brokerage - 4.0%
    436,100     E*TRADE Financial Corp.*                     $  5,695,466
    170,000     Investment Technology Group, Inc.               7,306,600
    205,000     Lazard, Ltd.                                    8,692,000
                                                             ------------
                                                             $ 21,694,066
                                                             ------------
                Total Diversified Financials                 $ 47,277,712
                                                             ------------
                Insurance - 0.8%
                Reinsurance - 0.8%
    127,400     Platinum Underwriter Holdings, Ltd.          $  4,581,304
                                                             ------------
                Total Insurance                              $  4,581,304
                                                             ------------
                Software & Services - 6.5%
                Application Software - 6.5%
     82,800     Amdocs, Ltd.*                                $  3,079,332
    251,900     Autodesk, Inc.*                                12,587,443
    804,600     BEA Systems, Inc.*                             11,159,802
    201,500     Citrix Systems, Inc.*                           8,124,480
                                                             ------------
                                                             $ 34,951,057
                                                             ------------
                Total Software & Services                    $ 34,951,057
                                                             ------------
                Technology Hardware & Equipment - 7.3%
                Communications Equipment - 5.1%
    375,300     F5 Networks, Inc.*                           $ 13,957,407
    375,800     Juniper Networks, Inc.*(b)                     13,758,038
                                                             ------------
                                                             $ 27,715,445
                                                             ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
                Computer Storage & Peripherals - 2.2%
  444,000       Network Appliance, Inc.*                        $ 11,948,040
                                                                ------------
                Total Technology Hardware & Equipment           $ 39,663,485
                                                                ------------
                Semiconductors - 10.2%
                Semiconductor Equipment - 1.9%
  171,300       MEMC Electronic Materials, Inc.*                $ 10,082,718
                                                                ------------
                Semiconductors - 8.3%
  251,800       Analog Devices, Inc.                            $  9,105,088
  400,000       Infineon Technologies (A.D.R.)*                    6,872,000
  210,700       Intersil Holding Corp.                             7,043,701
  227,800       Linear Technology Corp.                            7,970,722
  263,200       National Semiconductor Corp. (b)                   7,137,984
  520,000       SGC Holding Corp.*                                 6,531,200
                                                                ------------
                                                                $ 44,660,695
                                                                ------------
                Total Semiconductors                            $ 54,743,413
                                                                ------------
                TOTAL COMMON STOCKS
                (Cost $435,136,917)                             $535,194,175
                                                                ------------

     Principal
        Amount
                TEMPORARY CASH INVESTMENTS - 15.6%
                Repurchase Agreement - 6.6%
$35,500,000     UBS Warburg, Inc., 3.85%, dated 9/28/07,
                repurchase price of $35,500,000 plus
                accrued interest on 10/1/07 collateralized
                by $35,850,000 U.S. Treasury Bill,
                4.875%, 8/31/08                                 $ 35,500,000
                                                                ------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                     (continued)
--------------------------------------------------------------------------------

     Shares                                                               Value
                Security Lending Collateral - 9.0%
 48,568,678     Securities Lending Investment Fund, 5.24%          $ 48,568,678
                                                                   ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $84,068,678)                                 $ 84,068,678
                                                                   ------------
                TOTAL INVESTMENT IN SECURITIES - 114.7%
                (Cost $519,205,595) (a)                            $619,262,853
                                                                   ------------
                OTHER ASSETS AND LIABILITIES - (14.7)%             $(79,166,251)
                                                                   ------------
                TOTAL NET ASSETS - 100.0%                          $540,096,602
                                                                   ============

*         Non-income producing security.


(A.D.R.)  American Depositary Receipt.


(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $519,903,081 was as follows

             Aggregate gross unrealized gain for all investments in
             which there is an excess of value over tax cost           $109,406,850
             Aggregate gross unrealized loss for all investments in
             which there is an excess of tax cost over value            (10,047,078)
                                                                       ------------
             Net unrealized gain                                       $ 99,359,772
                                                                       ============

(b)       At September 30, 2007, the following securities were out on loan:

           Shares     Security                                             Value
           50,094     Affiliated Managers Group, Inc.*               $ 6,387,486
          247,447     Force Protection, Inc.*                          5,359,702
           14,510     Hansen Natural Corp.*                              822,427
           40,881     National Semiconductor Corp.                     1,108,693
          346,026     Teva Pharmaceutical Industries, Ltd.            15,387,776
          152,850     BJ'S Wholesale Club, Inc.*                       5,068,506
          369,000     Juniper Networks, Inc.*                         13,509,090
                                                                     -----------
                                                                     $47,643,680
                                                                     ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2007 aggregated $253,350,330 and $332,067,567, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    ($47,643,680) (cost $519,205,595)                          $619,262,853
  Cash                                                              414,515
  Receivables -
    Investment securities sold                                    5,826,974
    Fund shares sold                                                261,226
    Dividends, interest and foreign taxes withheld                  120,103
  Other                                                              44,830
                                                               ------------
     Total assets                                              $625,930,501
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $ 36,674,901
    Fund shares repurchased                                         399,647
    Upon return of securities loaned                             48,568,678
  Due to affiliates                                                 109,627
  Accrued expenses                                                   81,046
                                                               ------------
     Total liabilities                                         $ 85,833,899
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $424,414,219
  Accumulated net investment loss                                   (37,374)
  Accumulated net realized gain on investments                   15,662,499
  Net unrealized gain on investments                            100,057,258
                                                               ------------
     Total net assets                                          $540,096,602
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $474,138,214/27,325,266 shares)            $      17.35
                                                               ============
  Class B (based on $19,404,307/1,352,507 shares)              $      14.35
                                                               ============
  Class C (based on $11,527,006/770,163 shares)                $      14.97
                                                               ============
  Class Y (based on $35,027,075/1,997,354 shares)              $      17.54
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($17.35 [divided by] 94.25%)                         $      18.41
                                                               ============


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $19,131)        $ 3,366,495
  Interest                                                        429,692
  Income from securities loaned, net                               26,707
                                                              -----------
     Total investment income                                                    $ 3,822,894
                                                                                -----------
EXPENSES:
  Management fees
   Basic Fee                                                  $ 3,362,153
   Performance Adjustment                                      (1,076,558)
  Transfer agent fees and expenses
   Class A                                                        810,323
   Class B                                                        133,515
   Class C                                                         58,537
   Class Y                                                            205
  Distribution fees
   Class A                                                      1,066,266
   Class B                                                        198,199
   Class C                                                        118,048
  Administrative reimbursements                                   118,354
  Custodian fees                                                   24,216
  Registration fees                                                53,178
  Professional fees                                                72,122
  Printing expense                                                 40,309
  Fees and expenses of nonaffiliated trustees                       9,480
  Miscellaneous                                                    31,402
                                                              -----------
     Total expenses                                                             $ 5,019,749
     Less fees paid indirectly                                                      (58,287)
                                                                                -----------
     Net expenses                                                               $ 4,961,462
                                                                                -----------
       Net investment loss                                                      $(1,138,568)
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                                $19,242,268
   Other assets and liabilities denominated in
     foreign currencies                                           (37,374)      $19,204,894
                                                              -----------       -----------
  Change in net unrealized gain (loss) on investments                           $80,607,722
                                                                                -----------
  Net gain on investments and foreign currency transactions                     $99,812,616
                                                                                -----------
  Net increase in net assets resulting from operations                          $98,674,048
                                                                                ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/07 and 9/30/06

                                                           Year Ended       Year Ended
                                                             9/30/07          9/30/06
FROM OPERATIONS:
Net investment loss                                     $   (1,138,568)  $   (1,497,113)
Net realized gain on investments and foreign currency
  transactions                                              19,204,894       43,892,975
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         80,607,722      (21,390,674)
                                                        --------------   --------------
    Net increase in net assets resulting from
     operations                                         $   98,674,048   $   21,005,188
                                                        --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($1.06 and $0.56 per share, respectively)     $  (30,928,010)  $  (17,966,208)
  Class B ($1.06 and $0.56 per share, respectively)         (1,695,217)      (1,043,154)
  Class C ($1.06 and $0.56 per share, respectively)           (966,666)        (457,496)
  Class Y ($1.06 and $0.56 per share, respectively)         (2,046,524)        (749,675)
                                                        --------------   --------------
    Total distributions to shareowners                  $  (35,636,417)  $  (20,216,533)
                                                        --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $   47,883,377   $   54,204,971
Reinvestment of distributions                               33,763,337       18,952,554
Cost of shares repurchased                                (120,177,490)    (106,086,621)
                                                        --------------   --------------
    Net decrease in net assets resulting from
     Fund share transactions                            $  (38,530,776)  $  (32,929,096)
                                                        --------------   --------------
Capital Contribution+                                   $    1,240,204   $            -
                                                        --------------   --------------
    Net increase (decrease) in net assets               $   25,747,059   $  (11,923,908)
NET ASSETS:
Beginning of year                                          514,349,543      546,489,984
                                                        --------------   --------------
End of year                                             $  540,096,602   $  514,349,543
                                                        ==============   ==============
Accumulated net investment loss                         $      (37,374)  $            -
                                                        ==============   ==============

+ Represents amount contributed to the Fund by PIM. For more information see note 2 in the "notes to financial statements".


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount       '06 Shares     '06 Amount
CLASS A
Shares sold                         1,218,752    $ 19,875,074       1,368,265    $ 21,028,238
Reinvestment of distributions       1,885,618      29,302,560       1,135,329      16,870,993
Less shares repurchased            (5,295,060)    (85,783,139)     (5,822,884)    (88,565,526)
                                   ----------    ------------      ----------    ------------
    Net decrease                   (2,190,690)   $(36,605,505)     (3,319,290)   $(50,666,295)
                                   ==========    ============      ==========    ============
CLASS B
Shares sold                           407,752    $  5,608,826         339,301    $  4,492,308
Reinvestment of distributions         124,761       1,619,434          76,498         974,589
Less shares repurchased              (711,997)     (9,531,808)       (854,776)    (11,101,900)
                                   ----------    ------------      ----------    ------------
    Net decrease                     (179,484)   $ (2,303,548)       (438,977)   $ (5,635,003)
                                   ==========    ============      ==========    ============
CLASS C
Shares sold                           276,930    $  3,937,360         179,687    $  2,445,402
Reinvestment of distributions          67,455         912,659          31,783         419,862
Less shares repurchased              (376,270)     (5,277,833)       (249,688)     (3,366,520)
                                   ----------    ------------      ----------    ------------
    Net decrease                      (31,885)   $   (427,814)        (38,218)   $   (501,256)
                                   ==========    ============      ==========    ============
CLASS Y
Shares sold                         1,167,500    $ 18,462,117       1,733,823    $ 26,239,023
Reinvestment of distributions         123,160       1,928,684          46,115         687,110
Less shares repurchased            (1,203,641)    (19,584,710)       (204,167)     (3,052,675)
                                   ----------    ------------      ----------    ------------
    Net increase                       87,019    $    806,091       1,575,771    $ 23,873,458
                                   ==========    ============      ==========    ============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                       Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                         9/30/07       9/30/06       9/30/05       9/30/04      9/30/03
CLASS A
Net asset value, beginning of period                    $  15.38      $  15.34      $  13.69      $  12.68     $   9.65
                                                        --------      --------      --------      --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                    $  (0.03)     $  (0.03)     $  (0.02)     $  (0.06)    $  (0.05)
 Net realized and unrealized gain on investments            3.02          0.63          1.67          1.07         3.08
                                                        --------      --------      --------      --------     --------
  Net increase from investment operations               $   2.99      $   0.60      $   1.65      $   1.01     $   3.03
Distributions to shareowners:
 Net realized gain                                         (1.06)        (0.56)            -             -            -
                                                        --------      --------      --------      --------     --------
Capital contribution                                        0.04             -             -             -            -
                                                        --------      --------      --------      --------     --------
Net increase in net asset value                         $   1.97      $   0.04      $   1.65      $   1.01     $   3.03
                                                        --------      --------      --------      --------     --------
Net asset value, end of period                          $  17.35      $  15.38      $  15.34      $  13.69     $  12.68
                                                        ========      ========      ========      ========     ========
Total return*                                              20.54%#        4.03%        12.05%         7.97%       31.40%
Ratio of net expenses to average net assets+                0.89%         0.90%         0.90%         0.90%        0.97%
Ratio of net investment loss to average net assets+        (0.18)%       (0.21)%       (0.14)%       (0.44)%      (0.46)%
Portfolio turnover rate                                       48%           96%          115%           98%          52%
Net assets, end of period (in thousands)                $474,138      $453,950      $503,683      $516,935     $522,269
Ratios with reduction for fees paid indirectly:
 Net expenses                                               0.88%         0.90%         0.90%         0.90%        0.96%
 Net investment loss                                       (0.17)%       (0.21)%       (0.14)%       (0.44)%      (0.45)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                         9/30/07       9/30/06       9/30/05       9/30/04      9/30/03
CLASS B
Net asset value, beginning of period                     $ 13.04       $ 13.26       $ 11.99       $ 11.24      $  8.66
                                                         -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $ (0.21)      $ (0.24)      $ (0.20)      $ (0.24)     $ (0.16)
 Net realized and unrealized gain on investments            2.55          0.58          1.47          0.99         2.74
                                                         -------       -------       -------       -------      -------
  Net increase from investment operations                $  2.34       $  0.34       $  1.27       $  0.75      $  2.58
Distributions to shareowners:
 Net realized gain                                         (1.06)        (0.56)            -             -            -
                                                         -------       -------       -------       -------      -------
Capital contribution                                        0.03             -             -             -            -
                                                         -------       -------       -------       -------      -------
Net increase (decrease) in net asset value               $  1.31       $ (0.22)      $  1.27       $  0.75      $  2.58
                                                         -------       -------       -------       -------      -------
Net asset value, end of period                           $ 14.35       $ 13.04       $ 13.26       $ 11.99      $ 11.24
                                                         =======       =======       =======       =======      =======
Total return*                                              19.07%#        2.66%        10.59%         6.67%       29.79%
Ratio of net expenses to average net assets+                2.16%         2.25%         2.16%         2.18%        2.30%
Ratio of net investment loss to average net assets+        (1.46)%       (1.57)%       (1.41)%       (1.72)%      (1.79)%
Portfolio turnover rate                                       48%           96%          115%           98%          52%
Net assets, end of period (in thousands)                 $19,404       $19,972       $26,132       $29,247      $31,392
Ratios with reduction for fees paid indirectly:
 Net expenses                                               2.12%         2.25%         2.15%         2.17%        2.29%
 Net investment loss                                       (1.42)%       (1.57)%       (1.40)%       (1.71)%      (1.78)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.25%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
                                                         9/30/07       9/30/06       9/30/05       9/30/04      9/30/03
CLASS C
Net asset value, beginning of period                     $ 13.54       $ 13.72       $ 12.39       $ 11.60      $  8.96
                                                         -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                     $ (0.19)      $ (0.19)      $ (0.18)      $ (0.29)     $ (0.10)
 Net realized and unrealized gain on investments            2.65          0.57          1.51          1.08         2.74
                                                         -------       -------       -------       -------      -------
  Net increase from investment operations                $  2.46       $  0.38       $  1.33       $  0.79      $  2.64
Distributions to shareowners:
 Net realized gain                                         (1.06)        (0.56)            -             -            -
                                                         -------       -------       -------       -------      -------
Capital contribution                                        0.03             -             -             -            -
                                                         -------       -------       -------       -------      -------
Net increase (decrease) in net asset value               $  1.43       $ (0.18)      $  1.33       $  0.79      $  2.64
                                                         -------       -------       -------       -------      -------
Net asset value, end of period                           $ 14.97       $ 13.54       $ 13.72       $ 12.39      $ 11.60
                                                         =======       =======       =======       =======      =======
Total return*                                              19.26%#        2.87%        10.73%         6.81%       29.46%
Ratio of net expenses to average net assets+                1.99%         2.07%         2.05%         1.95%        2.26%
Ratio of net investment loss to average net assets+        (1.28)%       (1.38)%       (1.29)%       (1.48)%      (1.75)%
Portfolio turnover rate                                       48%           96%          115%           98%          52%
Net assets, end of period (in thousands)                 $11,527       $10,858       $11,532       $12,405      $18,155
Ratios with reduction for fees paid indirectly:
 Net expenses                                               1.97%         2.07%         2.04%         1.95%        2.25%
 Net investment loss                                       (1.26)%       (1.38)%       (1.28)%       (1.48)%      (1.74)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.24%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           For the Period
                                                                            from 2/1/05
                                                                           (Commencement
                                                 Year Ended   Year Ended  of Operations)
                                                   9/30/07      9/30/06     to 9/30/05
CLASS Y
Net asset value, beginning of period               $ 15.48      $ 15.37       $14.72
                                                   -------      -------       ------
Increase from investment operations:
  Net investment income                            $  0.04      $  0.03       $ 0.01
  Net realized and unrealized gain on
   investments                                        3.04         0.64         0.64
                                                   -------      -------       ------
   Net increase from investment operations         $  3.08      $  0.67       $ 0.65
Distributions to shareowners:
  Net realized gain                                  (1.06)       (0.56)           -
                                                   -------      -------       ------
Capital contribution                                  0.04            -            -
                                                   -------      -------       ------
Net increase in net asset value                    $  2.06      $  0.11       $ 0.65
                                                   -------      -------       ------
Net asset value, end of period                     $ 17.54      $ 15.48       $15.37
                                                   =======      =======       ======
Total return*                                        21.01%#       4.50%        4.42%++
Ratio of net expenses to average net assets+          0.49%        0.48%        0.51%**
Ratio of net investment income to average
  net assets+                                         0.23%        0.23%        0.28%**
Portfolio turnover rate                                 48%          96%         115%++
Net assets, end of period (in thousands)           $35,027      $29,569       $5,143
Ratios with reduction for fees paid indirectly:
  Net expenses                                        0.49%        0.48%        0.51%**
  Net investment income                               0.23%        0.23%        0.28%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
++ Not Annualized.
# Total return shown includes capital contribution by PIM. Without such contributions, the total return would have been reduced by 0.28%.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                               (continued)
--------------------------------------------------------------------------------

    York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2007 there were no securities fair valued. Temporary cash investments are valued at amortized cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

    At September 30, 2007, there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    The Fund has elected to defer approximately $37,374 of currency losses recognized between November 1, 2006 and September 30, 2007 to its fiscal year ending September 30, 2008.

    At September 30, 2007, the Fund has reclassified $1,101,194 to decrease accumulated net investment loss, $37,374 to increase accumulated net realized gain on investments and $1,138,568 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                               (continued)
--------------------------------------------------------------------------------

    The tax character of distributions paid during the years ended September 30, 2007 and 2006 were as follows:

--------------------------------------------------------------------------------
                                                      2007            2006
--------------------------------------------------------------------------------
  Ordinary income                                 $17,477,854     $ 3,483,864
  Long-term capital gain                           18,158,563      16,732,669
                                                  -----------     -----------
    Total                                         $35,636,417     $20,216,533
                                                  ===========     ===========
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2007.

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Undistributed long-term gain                                   $ 16,359,985
  Current Year Post October Loss Deferred-Currency                    (37,374)
  Unrealized appreciation                                          99,359,772
                                                                 ------------
    Total                                                        $115,682,383
                                                                 ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $35,090 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2007.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                               (continued)
--------------------------------------------------------------------------------

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of -0.20% applied to average assets during the measurement period) based on the Fund's Class A investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited on an annual basis to a maximum annualized rate adjustment of +0.20% of the average daily net assets during the current month. On June 28, 2007 PIM made a voluntary capital contribution of $1,240,204 to the Fund to reflect a current revision in the management contract. For the year ended September 30, 2007, the aggregate performance adjustment resulted in a reduction to the basic fee of $1,076,558. For the year ended September 30, 2007, the management fee was equivalent to 0.42% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory and insurance premiums, are paid by the Fund. At September 30, 2007, $15,479 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $82,641 in transfer agent fees payable to PIMSS at September 20, 2007.

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25%

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,507 in distribution fees payable to PFD at September 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2007, CDSCs in the amount of $39,422 were paid to PFD.

5.  Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended September 30, 2007, expenses have not been reduced by this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2007, the Fund's expenses were reduced by $58,287 under such arrangements.

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                               (continued)
--------------------------------------------------------------------------------

limits. For the year ended September 30, 2007, the Fund had no borrowings under this agreement.

7.  New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Growth Fund:

We have audited the statement of assets and liabilities of Pioneer Mid Cap Growth Fund (the "Fund"), including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Growth Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Boston, Massachusetts
November 16, 2007

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 81 Pioneer Funds, Mr. West serves as Trustee of 32 of the 81 Pioneer Funds, and Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Position Held           Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Trustee
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1982.         Deputy Chairman and a           None
                            Board, Trustee and      Serves until a succes-      Director of Pioneer Global
                            President               sor trustee is elected      Asset Management S.p.A.
                                                    or earlier retirement or    ("PGAM"); Non-Executive
                                                    removal.                    Chairman and a Director of
                                                                                Pioneer Investment
                                                                                Management USA Inc.
                                                                                ("PIM-USA"); Chairman and a
                                                                                Director of Pioneer;
                                                                                Chairman and Director of
                                                                                Pioneer Institutional Asset
                                                                                Management, Inc. (since
                                                                                2006); Director of Pioneer
                                                                                Alternative Investment
                                                                                Management Limited (Dublin);
                                                                                President and a Director of
                                                                                Pioneer Alternative
                                                                                Investment Management
                                                                                (Bermuda) Limited and
                                                                                affiliated funds; Director
                                                                                of PIOGLOBAL Real Estate
                                                                                Investment Fund (Russia)
                                                                                (until June 2006); Director
                                                                                of Nano-C, Inc. (since
                                                                                2003); Director of Cole
                                                                                Management, Inc. (since
                                                                                2004); Director of Fiduciary
                                                                                Counseling, Inc.; President
                                                                                and Director of Pioneer
                                                                                Funds Distributor, Inc.
                                                                                ("PFD") (until May 2006);
                                                                                President of all of the
                                                                                Pioneer Funds; and Of
                                                                                Counsel, Wilmer Cutler
                                                                                Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March         Director, CEO and President     None
                            Vice President          2007. Serves until a        of Pioneer Investment
                                                    successor trustee is        Management USA Inc.; Pioneer
                                                    elected or earlier          Investment Management, Inc.
                                                    retirement or removal.      and Pioneer Institutional
                                                                                Asset Management, Inc.
                                                                                (since March 2007);
                                                                                Executive Vice President of
                                                                                all of the Pioneer Funds
                                                                                (since March 2007); Director
                                                                                of Pioneer Global Asset
                                                                                Management S.p.A. (since
                                                                                March 2007); Head of New
                                                                                Markets Division, Pioneer
                                                                                Global Asset Management
                                                                                S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held           Length of Service           Principal Occupation            Other Directorships
Name, Age and Address       With the Fund           and Term of Office          During Past Five Years          Held by this Trustee
David R. Bock (63)          Trustee                 Trustee since 2005.         Executive Vice President and    Director of The
3050 K Street NW,                                   Serves until a succes-      Chief Financial Officer,        Enterprise Social
Washington, DC 20007                                sor trustee is elected      I-trax, Inc. (publicly          Investment Company
                                                    or earlier retirement       traded health care services     (privately-held
                                                    or removal.                 company) (2004 - present);      affordable housing
                                                                                Partner, Federal City           finance company);
                                                                                Capital Advisors (boutique      and Director of New
                                                                                merchant bank) (1997 to         York Mortgage Trust
                                                                                2004); and Executive Vice       (publicly traded
                                                                                President and Chief             mortgage REIT)
                                                                                Financial Officer, Pedestal,
                                                                                Inc. (internet-based
                                                                                mortgage trading company)
                                                                                (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee                 Trustee since 1997.         President, Bush                 Director of Brady
3509 Woodbine Street                                Serves until a succes-      International, LLC              Corporation
Chevy Chase, MD 20815                               sor trustee is elected      (international financial        (industrial
                                                    or earlier retirement       advisory firm)                  identification and
                                                    or removal.                                                 specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation
                                                                                                                (airline holding
                                                                                                                company); Director
                                                                                                                of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm):
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Position Held           Length of Service           Principal Occupation            Other Directorships
Name, Age and Address       With the Fund           and Term of Office          During Past Five Years          Held by this Trustee
Margaret B.W. Graham (60)   Trustee                 Trustee since 1990.         Founding Director,              None
1001 Sherbrooke Street West                         Serves until a succes-      Vice-President and Corporate
Montreal, Quebec, Canada                            sor trustee is elected      Secretary, The Winthrop
H3A 1G5                                             or earlier retirement       Group, Inc. (consulting
                                                    or removal.                 firm); and Desautels Faculty
                                                                                of Management, McGill
                                                                                University

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)        Trustee                 Trustee since 2006.         Private investor (2004 -        Director of
89 Robbins Avenue,                                  Serves until a succes-      present); and Senior            Quadriserv
Berkeley Heights, NJ 07922                          sor trustee is elected      Executive Vice President,       Inc. (technology
                                                    or earlier retirement       The Bank of New York            products
                                                    or removal.                 (financial and securities       for securities
                                                                                services) (1986 - 2004)         lending
                                                                                                                industry)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)    Trustee                 Trustee since 1982.         President and Chief             Director of New
200 State Street, 12th Floor                        Serves until a succes-      Executive Officer, Newbury,     America High Income
Boston, MA 02109                                    sor trustee is elected      Piret & Company, Inc.           Fund, Inc.(closed-
                                                    or earlier retirement       (investment banking firm)       end investment
                                                    or removal.                                                 company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)        Trustee                 Trustee since 1993.         Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                                   Serves until a succes-      Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                                  sor trustee is elected                                      (closed-end
                                                    or earlier retirement                                       investment company)
                                                    or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)          Trustee                 Trustee since 1985.         President, John Winthrop &      None
One North Adgers Wharf,                             Serves until a succes-      Co., Inc. (private
Charleston, SC 29401                                sor trustee is elected      investment firm)
                                                    or earlier retirement
                                                    or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Position Held           Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Officer
Dorothy E. Bourassa (59)    Secretary               Since 2003. Serves          Secretary of PIM-USA; Senior    None
                                                    at the discretion of        Vice President - Legal of
                                                    the Board                   Pioneer; Secretary/Clerk of
                                                                                most of PIM-USA's subsidiar-
                                                                                ies; and Secretary of all of
                                                                                the Pioneer Funds since
                                                                                September 2003 (Assistant
                                                                                Secretary from November 2000
                                                                                to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant Secretary     Since 2003. Serves          Vice President and Senior       None
                                                    at the discretion of        Counsel of Pioneer since
                                                    the Board                   July 2002 and Assistant
                                                                                Secretary of all of the
                                                                                Pioneer Funds since
                                                                                September 2003; Vice
                                                                                President and Senior Counsel
                                                                                of BISYS Fund Services, Inc.
                                                                                (April 2001 to June 2002);
                                                                                Senior Vice President and
                                                                                Deputy General Counsel of
                                                                                Funds Distributor, Inc.
                                                                                (July 2000 to April 2001)
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)           Treasurer               Since 2000. Serves          Vice President - Fund           None
                                                    at the discretion of        Accounting, Administration
                                                    the Board                   and Controllership Services
                                                                                of Pioneer; and Treasurer of
                                                                                all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)        Assistant Treasurer     Since 2004. Serves          Deputy Treasurer of Pioneer     None
                                                    at the discretion of        since 2004 and Assistant
                                                    the Board                   Treasurer of all of the
                                                                                Pioneer Funds since November
                                                                                2004; Treasurer and Senior
                                                                                Vice President, CDC IXIS
                                                                                Asset Management Services
                                                                                from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant Treasurer     Since 2000. Serves          Assistant Vice President -      None
                                                    at the discretion of        Fund Accounting,
                                                    the Board                   Administration and
                                                                                Controllership Services of
                                                                                Pioneer; and Assistant
                                                                                Treasurer of all of the
                                                                                Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)          Assistant Treasurer     Since 2002. Serves          Fund Accounting Manager -       None
                                                    at the discretion of        Fund Accounting, Administra-
                                                    the Board                   tion and Controllership
                                                                                Services of Pioneer; and
                                                                                Assistant Treasurer of all
                                                                                of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Position Held           Length of Service           Principal Occupation            Other Directorships
Name and Age                With the Fund           and Term of Office          During Past Five Years          Held by this Officer
Katherine Kim Sullivan (33) Assistant Treasurer     Since 2003. Serves at the   Fund Administration Manager     None
                                                    discretion of the Board     - Fund Accounting,
                                                                                Administration and
                                                                                Controllership Services
                                                                                since June 2003 and
                                                                                Assistant Treasurer of all
                                                                                of the Pioneer Funds since
                                                                                September 2003; Assistant
                                                                                Vice President - Mutual Fund
                                                                                Operations of State Street
                                                                                Corporation from June 2002
                                                                                to June 2003 (formerly
                                                                                Deutsche Bank Asset
                                                                                Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)      Chief Compliance        Since January 2007.         Chief Compliance Officer of     None
                            Officer                 Serves at the discre-       Pioneer since December 2006
                                                    tion of the Board           and of all the Pioneer Funds
                                                                                since January 2007; Vice
                                                                                President and Compliance
                                                                                Officer, MFS Investment
                                                                                Management (August 2005 to
                                                                                December 2006); Consultant,
                                                                                Fidelity Investments
                                                                                (February 2005 to July
                                                                                2005); Independent
                                                                                Consultant (July 1997 to
                                                                                February 2005)
------------------------------------------------------------------------------------------------------------------------------------
*Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $31,990 in 2007 and $30,760 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended September 30, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 in 2007 and 2006, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended September 30, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.